Related Party Transactions - Additional Information (Detail)				3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 22, 2021 shares	Feb. 12, 2021 shares	Jan. 22, 2021 USD ($) shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2022 shares	Apr. 14, 2022 USD ($)	Apr. 08, 2022 USD ($)	Sep. 28, 2021 USD ($)	Apr. 13, 2021 shares	Dec. 31, 2020 shares
Related Party Transaction [Line Items]
Stock shares issued during the period for services value						$ 49,000	$ 49,000
Common stock shares outstanding | shares							9,368,167	9,368,167						8,467,782
Common Class B
Related Party Transaction [Line Items]
Common stock shares outstanding | shares							9,368,167	9,368,167	124,355,978
Virgin Group Acquisition Corp. II [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services value					$ 25,000			$ 25,000
Repayments of Related Party Debt								90,000
Virgin Group Acquisition Corp. II [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Subject to Forfeiture | shares													1,312,500
Virgin Group Acquisition Corp. II [Member] | Promissory Note
Related Party Transaction [Line Items]
Debt instrument face value										$ 500,000	$ 1,500,000
Virgin Group Acquisition Corp. II [Member] | Administration And Support Services
Related Party Transaction [Line Items]
Due to related parties				$ 30,000			$ 1,667	$ 1,667
Virgin Group Acquisition Corp. II [Member] | Related Party
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date				Mar. 22, 2023				Mar. 22, 2023
Virgin Group Acquisition Corp. II [Member] | Sponsor | Promissory Note
Related Party Transaction [Line Items]
Bank overdrafts				$ 1,000,000			1,000,000	$ 1,000,000
Virgin Group Acquisition Corp. II [Member] | Sponsor | Administration And Support Services
Related Party Transaction [Line Items]
Related party transaction fees payable per month				10,000			10,000	10,000
Virgin Group Acquisition Corp. II [Member] | Sponsor | Administration And Support Services | General and Administrative Expense
Related Party Transaction [Line Items]
Related party transaction administration expenses incurred				30,000	$ 1,667			91,667
Virgin Group Acquisition Corp. II [Member] | Sponsor | Working Capital Loans
Related Party Transaction [Line Items]
Working capital loans convertible into equity warrants				$ 1,500,000			$ 1,500,000	$ 1,500,000
Debt instrument conversion price per share | $ / shares				$ 1.5			$ 1.5	$ 1.5
Bank overdrafts							$ 1,000,000	$ 1,000,000
Virgin Group Acquisition Corp. II [Member] | Sponsor | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face value												$ 1,000,000
Virgin Group Acquisition Corp. II [Member] | Common Class B
Related Party Transaction [Line Items]
Common stock shares outstanding | shares				10,062,500			10,062,500	10,062,500
Virgin Group Acquisition Corp. II [Member] | Common Class B | Founder
Related Party Transaction [Line Items]
Stock shares issued during the period for services shares | shares			7,187,500
Stock shares issued during the period for services value			$ 25,000
Stock split ratio	35	33
Common stock shares outstanding | shares	10,062,500	9,487,500
Percentage of common stock issued and outstanding				20.00%			20.00%	20.00%
Virgin Group Acquisition Corp. II [Member] | Common Class B | Sponsor | Restriction On Transfer Of Sponsor Shares
Related Party Transaction [Line Items]
Lock in period of shares				1 year				1 year
Share Price | $ / shares				$ 12			$ 12	$ 12
Waiting period after which the share trading days are considered				150 days				150 days
Number of trading days for determining share price				20 days				20 days
Number of consecutive trading days for determining the share price				30 days				30 days